S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Jan. 27, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Sponsor Information
Our Sponsor is a Delaware limited liability company, which was formed to invest in our company. Although our Sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our Sponsor’s business is focused on investing in our company. Stephen Herbert and Douglas Lurio are the sole managers of our Sponsor and hold voting and investment discretion with respect to the ordinary shares held of record by the Sponsor. All of our officers and directors are members of our Sponsor. As of the date of this prospectus, other than our officers and directors, no other person has a direct or indirect material interest in our Sponsor. In addition, our independent directors will receive for their services as a director an indirect interest in the founder shares through membership interests in our Sponsor. Other than the Sponsor’s managers and our management team, none of the other members of our Sponsor will participate in our company’s activities.
Additionally, subject to each
non-managing
investor purchasing, through the Sponsor, the private placement units allocated to it in connection with the closing of this offering, the Sponsor will issue additional membership interests at a nominal purchase price to the non-managing Sponsor
investors reflecting interests in an aggregate of approximately
2.4
 million founder shares held by the Sponsor.
Non-managing
sponsor investors will have no right to control the Sponsor or participate in any decision regarding the disposal of any security held by the Sponsor, or otherwise.
The following table sets forth the payments to be received by our Sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our Sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Armada Sponsor III LLC	$19,000 per month	Office space located at 1760 Market Street, Suite 602, Philadelphia, PA 19103, administrative and shared personnel support services

	8,852,917 Class B ordinary shares (1)	$25,000

	425,000 private placement units to be purchased simultaneously with the closing of this offering (2)(3)	$4,250,000

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $1,500,000 million in working capital loans, which loans may be convertible into private placement units at the business combination at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

(1)
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one
basis, subject to the adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts issued in this offering and related to the closing of our initial business combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted
basis, 25% of the sum of (i) the total number of all our issued and outstanding Ordinary Shares (as defined in our amended and restated memorandum and articles of association) upon completion of this offering (including any Class A ordinary shares issued pursuant to the underwriters’ over-allotment option and any Class A ordinary shares underlying the private placement units purchased in a private placement simultaneously with this offering), plus (ii) all Class A ordinary shares and equity-linked securities issued or deemed issued, in connection with the closing of the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent units issued to our Sponsor or any of its affiliates or to our officers or directors upon conversion of working capital loans) minus (iii) any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination; provided that such conversion of founder shares will never occur on a less than one-for-one basis. The anti-dilution provisions in our Class B ordinary shares may result in material dilution to the public shareholders.

(2)
Certain
non-managing
sponsor investors have expressed an interest in acquiring indirectly through the purchase of non-managing
Sponsor membership interests, an aggregate of
300
,000 private placement units at a price of $10.00 per unit ($
3
million in the aggregate), which price includes the par value of $0.0001 per restricted Class A share, in a private placement that will close simultaneously with the closing of this offering.

(3)
Subject to each
non-managing
Sponsor investor purchasing, indirectly through Sponsor, the private placement units allocated to it, Sponsor will issue membership interests at a nominal purchase price to the non-managing
Sponsor investors reflecting interests in an aggregate of approximately 2.4 million founder shares held by Sponsor.

Because our Sponsor acquired the founder shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. As a result, the holders of our founder shares (including certain of our directors and officers that indirectly own founder shares) could make a substantial profit after our initial business combination even if our public shareholders lose money on their investment as a result of a decrease in the post-combination value of their Class A ordinary shares. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. See the sections titled “
Risk Factors
 —
 Risks Relating to our Management Team
 —
 The nominal purchase price paid by our Sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our Sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline” and “Dilution.”
Public shareholders will also experience additional dilution from the issuance of the private placement shares underlying the private placement units (including private placement shares underlying private placement units issued upon conversion of working capital loans). Additional shares may be issued upon exercise of any private placement warrants underlying private placement units issued upon conversion of working capital loans. The exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized.
The founder shares will automatically convert into Class A ordinary shares in connection with the consummation of our initial business combination or earlier at the option of the holder on a one-for-one
basis, subject to adjustment for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. The Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. In the case that additional Class A ordinary shares, or any other equity-linked securities, are issued or deemed issued in excess of the amounts sold in this offering and related to or in connection with the closing of the initial business combination, the ratio at which Class B ordinary shares convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, 25% of the sum of (i) the total number of all our issued and outstanding Ordinary Shares (as defined in our amended and restated memorandum and articles of association) upon completion of this offering (including any Class A ordinary shares issued pursuant to the underwriters’ over-allotment option and any Class A ordinary shares underlying the private placement units purchased in a private placement simultaneously with this offering), plus (ii) all Class A ordinary shares and equity-linked securities issued or deemed issued, in connection with the closing of the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent units issued to our Sponsor or any of its affiliates or to our officers or directors upon conversion of working capital loans) minus (iii) any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination; provided that such conversion of founder shares will never occur on a less than one-for-one
basis.
Pursuant to a letter agreement to be entered with us, each of our Sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and placement units, as summarized in the table below:

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (A) 180 days after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for share sub-divisions,
share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading day
	period commencing after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.	Armada Sponsor III LLC Stephen Herbert Douglas M .Lurio Mohammad A. Khan Thomas A. Decker Celso L. White	Transfers permitted (a) to (1) the Sponsor’s members, (2) the directors or officers of us, the Sponsor, or the Sponsor’s members, (3) any affiliates or family members of the directors or officers of us, the Sponsor, or the Sponsor’s members, (4) any members or partners of the Sponsor, the Sponsor’s members, or their respective affiliates, or any affiliates of the Sponsor, the Sponsor’s members, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of the initial business combination; (h) in the event of our liquidation

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
prior to our consummation of our initial business combination; (i) by virtue of the laws of the State of Delaware, the Sponsor’s limited liability company agreement, or upon dissolution of such Sponsor; and (j) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Private Placement Units and underlying securities	30 days after the completion of our initial business combination	Armada Sponsor III LLC	Same as above.